RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS [Text Block]
10.	RELATED PARTY TRANSACTIONS

DOSA – DOSA is a consulting firm owned by the Company’s CEO. DOSA provides the Company with use of its employees and office space. Services provided by NMC are also coordinated for the Company by DOSA. No management fees are billed to the Company for these services. Details of these transactions are provided below. The CEO’s salary and reimbursable expenses are also paid to DOSA.

The Company had a lease agreement for mining claims with DDB Syndicate. DOSA is the owner of a 1/8 interest in the DDB Syndicate. The mining lease agreement provided the Company with an option to purchase the DDB Claims and on November 20, 2012, the Company exercised that option.

The following table provides details of transactions between the Company and DOSA for the years ended December 31, 2013 and 2012.

	December 31,	December 31,
	2013	2012

Wage and rent reimbursements	$11,000	$36,762
Net option payment	-	22,469
Equipment purchases	3,635	-

No amounts were due to DOSA at December 31, 2013 or 2012 for wage or rent reimbursements.

NMC - Pursuant to option assignment agreements related to both the Columbus and Red Mountain projects, the Company granted a 5% net smelter return royalty to NMC. NMC is the Company’s largest shareholder. NMC and its affiliates own approximately 29% of the Company’s outstanding common stock. The Columbus Project and the Red Mountain Project are further discussed in Note 3.

The Company utilizes the services of NMC to provide technical assistance and financing related activities. These services related primarily to the Columbus Project and the Red Mountain Project. In addition to the above services, NMC provided dedicated use of its laboratory, instrumentation, milling equipment and research facilities. NMC provided invoices for these fees plus expenses.

The following table provides details of transactions between the Company and NMC for the years ended December 31, 2013 and 2012.

	December 31,	December 31,
	2013	2012

Reimbursement of expenses	$39,438	$62,362
Consulting services provided	420,000	420,000

Mineral and exploration
expense – related party	$459,438	$482,362

Equipment purchases	$25,000	$50,000

For the year ended December 31, 2013, all NMC transactions were invoiced by DOSA. For the year ended December 31, 2012, $361,904 of the NMC fees and reimbursements were invoiced by DOSA. At December 31, 2013 and 2012, the Company owed DOSA $38,160 and $36,151, respectively, for NMC fees and reimbursements.

McNeil Consulting Group, LLC (“MCG”) – MCG is a consulting firm owned by an affiliate of NMC. MCG provides the Company with management advisory services. The Company incurred total fees to MCG of $57,500 and $37,591 during the years ended December 31, 2013 and 2012, respectively. At December 31, 2013 no amounts were due to MCG. At December 31, 2012, the Company owed MCG $12,500, respectively.

Searchlight Minerals Corp. (“SMC”) – The Company leases corporate office space under a sublease agreement to SMC. NMC is a shareholder in both the Company and SMC. Additionally, the Company’s CFO, Treasurer and director is also a director of SMC and one of the Company’s consultants is an officer and director of SMC. The sublease agreement was effective September 1, 2013, is for a two year period and requires monthly payments of $2,819 for the first year and $1,667 thereafter. Total rent income earned under this sublease agreement was $11,276 for the year ended December 31, 2013. No amounts were due from SMC as of December 31, 2013.

Former officers - Due to related parties includes amounts due to former officers of the Company. At December 31, 2013 and 2012, the remaining amount of due to related parties was $23,290, respectively.